Allowance for Loan Losses - Analysis of Company's TDR Agreements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Contracts	Dec. 31, 2012 Contracts	Dec. 31, 2011 Contracts
Financing Receivable, Modifications [Line Items]
Number of Contracts	0
Commercial and Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	$ 1,417
Post-Modification Outstanding Recorded Investment	1,392
Troubled Debt Restructurings That Subsequently Defaulted, Number of contracts			4
Troubled Debt Restructurings That Subsequently Defaulted, Outstanding Recorded Investment			13,614
CRE Owner Occupied [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1	1	2
Pre-Modification Outstanding Recorded Investment	413	8,955	441
Post-Modification Outstanding Recorded Investment	406	8,955	423
Troubled Debt Restructurings That Subsequently Defaulted, Number of contracts			8
Troubled Debt Restructurings That Subsequently Defaulted, Outstanding Recorded Investment			6,862
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	199
Post-Modification Outstanding Recorded Investment	197
CRE Non-Owner Occupied [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		272
Post-Modification Outstanding Recorded Investment		265
Land and Development [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts		1	1
Pre-Modification Outstanding Recorded Investment		371	1,745
Post-Modification Outstanding Recorded Investment		413	737
Troubled Debt Restructurings That Subsequently Defaulted, Number of contracts		1
Troubled Debt Restructurings That Subsequently Defaulted, Outstanding Recorded Investment		$ 748